Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Statements of Income and Comprehensive Income	All gains and losses arising from foreign currency transactions are recorded in the statements of income and comprehensive income during the year in which they occur.
	As of June 30,
	2025	2024
Year-end spot rate	7.8499	7.8083
	For the years ended June 30,
	2025	2024
Average rate	7.7893	7.8190

Schedule of Estimated Useful Lives of Assets	The Company computes depreciation using the straight-line method over the estimated useful lives of the assets as follows:
Furniture and fixtures	5 years
Office equipment	5 years
Computer equipment	5 years

Schedule of Disaggregation of Revenue

Disaggregation of revenue from contracts with clients, in accordance with ASC Topic 606, by major service lines is as follows:

	For the years ended June 30,
	2025	2024
	US$	US$
Securities brokerage commissions and handling fee – third parties	1,284,882	292,727
Securities brokerage commissions and handling fee – related parties	7,678	—
Placing services fee	196,160	1,900,020
Underwriting services fee	692,835	—
Financial advisory service income – third parties	879,160	—
Financial advisory service income – a related party	146,631	—
Custodial and other service income	8,784	127,717
Interest income from loans to customers – third parties	210,115	27,771
Interest income from loans to customers – a related party	3,169	145
	3,429,414	2,348,380

Schedule of Revenue Disaggregated of Revenue Recognition

Revenue disaggregated by timing of revenue recognition for the years ended June 30, 2025 and 2024 is disclosed in the table below:

	For the years ended June 30,
	2025	2024
	US$	US$
Over time:
Custodial and other service income	8,784	127,717
Interest income from loans to customers	213,284	27,916
Financial advisory service income	146,631

Point in time:
Securities brokerage commissions and handling fee	1,292,560	292,727
Placing services fee	196,160	1,900,020
Underwriting services fee	692,835	—
Financial advisory service income	879,160	—
	3,429,414	2,348,380